Note 9 - Real Estate - Summary of Real Estate (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Real estate in judgment subject to redemption	$ 213	$ 0
Real estate acquired through foreclosure	414	1,245
Real estate acquired through deed in lieu of foreclosure	0	28
	627	1,273
Allowance for losses	0	(662)
Real estate, net	627	611
Residential [Member]
Real estate in judgment subject to redemption	40	0
Real estate acquired through foreclosure	0	0
Real estate acquired through deed in lieu of foreclosure	0	0
	40	0
Allowance for losses	0	0
Real estate, net	40	0
Commercial and Other [Member]
Real estate in judgment subject to redemption	173	0
Real estate acquired through foreclosure	414	1,245
Real estate acquired through deed in lieu of foreclosure	0	28
	587	1,273
Allowance for losses	0	(662)
Real estate, net	$ 587	$ 611